Mandatorily Redeemable Trust Preferred Securities (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 Fresenius Medical Care Capital Trust IV [Member] USD ($)	Dec. 31, 2010 Fresenius Medical Care Capital Trust IV [Member] USD ($)	Dec. 31, 2011 Fresenius Medical Care Capital Trust V [Member]	Dec. 31, 2011 Fresenius Medical Care Capital Trust V [Member] EUR (€)	Dec. 31, 2010 Fresenius Medical Care Capital Trust V [Member] USD ($)
Shares Subject to Mandatory Redemption by Settlement Terms [Line Items]
Stated amount	$ 225,000	€ 300,000	$ 225,000			€ 300,000
Redemption date	Jun. 15, 2011	Jun. 15, 2011	Jun. 15, 2011		Jun. 15, 2011	Jun. 15, 2011
Trust Preferred Securities, current	$ 0			$ 224,835			$ 400,714
Year Issued			2001		2001	2001
Interest Rate			7.875%		7.375%	7.375%